LEASES - Additional Information (Detail) - USD ($)				12 Months Ended
	Nov. 02, 2020	Apr. 02, 2020	Nov. 02, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Interest expenses on lease				$ 36,274
Repayment of lease liabilities				90,053	5,100
Lease liability				916,559	29,072
Long-term lease liability				750,791	$ 8,001
Toronto Office [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease term			18 months
Right of use asset amortization				22,670
Interest expenses on lease				12,743
Lease rent			$ 2,806
Repayment of lease liabilities				33,666
Lease liability			$ 34,172	8,145
Chapel Hill Office [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use asset amortization				82,391
Interest expenses on lease				23,531
Lease term		62 months
Lease rent		$ 8,320
Repayment of lease liabilities				56,387
Right-of-use asset		442,684
Lease liability		$ 442,684
Long-term lease liability				$ 908,414
Chapel Hill, North Carolina [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	55 months
Lease rent	$ 10,628
Right-of-use asset	498,584
Lease liability	$ 498,584